Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss)		12 Months Ended
		Dec. 31, 2024 MYR (RM) RM / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares		Dec. 31, 2022 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue		RM 124,388,391		$ 27,824,891	RM 89,581,700		RM 34,265,404
Revenue - related party					1,216,444		1,304,478
Total revenue		124,388,391		27,824,891	90,798,144		35,569,882
Other income		1,080,007		241,591	752,251		1,732,343
Cost of services		(22,120,403)		(4,948,193)	(15,384,017)		(7,655,889)
Depreciation of property and equipment and right-of-use assets		(1,064,216)		(238,058)	(742,945)		(467,616)
Amortization of intangible assets		(929,796)		(207,989)
Employee benefit expense		(30,449,669)		(6,811,397)	(24,770,668)		(10,588,252)
Provision for allowance for expected credit losses on trade and other receivables		(4,109,508)		(919,271)	(1,571,162)		(342,427)
Provision for allowance for expected credit losses on loan receivables		(238,056)		(53,252)	(272,225)
Rental expenses		(449,408)		(100,530)	(232,081)		(257,243)
Legal and professional fees		(11,660,849)		(2,608,458)	(6,364,322)		(181,228)
Finance cost		(589,699)		(131,912)	(92,587)		(51,104)
Other operating expenses		(19,500,684)		(4,362,179)	(9,524,946)		(4,034,471)
Profit before income tax		34,356,110		7,685,243	32,595,442		13,723,995
Income tax benefit/(expense)		(484,662)		(108,416)	619,698		6,590,981
Profit for the year		33,871,448		7,576,827	33,215,140		20,314,976
Other comprehensive income/(loss):
Fair value adjustment on financial assets, at fair value through other comprehensive income		(45,581,548)		(10,196,302)	2,378,581		(21,402,132)
Exchange differences on translating foreign operations		(7,084,186)		(1,584,687)	2,696,335
Other comprehensive income/(loss)		(52,665,734)		(11,780,989)	5,074,916		(21,402,132)
Total comprehensive income/(loss) for the year		(18,794,286)		(4,204,162)	38,290,056		(1,087,156)
Profit attributable to:
Equity owners of the Company		35,200,839		7,874,203	35,666,176		21,585,041
Non-controlling interests		(1,329,391)		(297,376)	(2,451,036)		(1,270,065)
Total		33,871,448		7,576,827	33,215,140		20,314,976
Total comprehensive income/(loss) attributable to:
Equity owners of the Company		(17,464,895)		(3,906,786)	40,741,092		182,909
Non-controlling interests		(1,329,391)		(297,376)	(2,451,036)		(1,270,065)
Total		RM (18,794,286)		$ (4,204,162)	RM 38,290,056		RM (1,087,156)
EARNINGS PER SHARE – BASIC (in Ringgits per share and Dollars per share) | (per share)		RM 244.71	[1]	$ 54.74	RM 919.14	[1]	RM 614.7	[1]
EARNINGS PER SHARE – DILUTED (in Ringgits per share and Dollars per share) | RM / shares	[1]	RM 244.71			RM 919.14		RM 614.7
Weighted average number of ordinary shares used in computing earnings – basic (in Shares)	[1]	143,850		143,850	38,804		35,115
Weighted average number of ordinary shares used in computing earnings – diluted (in Shares)	[1]	143,850		143,850	38,804		35,115

[1]	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024 and 1 to 20 reverse share split effected on April 3, 2025